EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

27.   EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented is calculated as follows:

	Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Numerator:
Net income (loss) used in calculating earnings per share-basic and diluted	88,706,756	(425,153,181)	269,316,308	37,932,408
Denominator:
Weighted average number of Class A ordinary shares outstanding used in calculating basic and diluted earnings (loss) per share	68,286,954	68,201,056	67,321,003	67,321,003
Weighted average number of Class B ordinary shares outstanding used in calculating basic and diluted earnings (loss) per share	34,762,909	34,762,909	34,762,909	34,762,909
Allocation of undistributed earnings(loss) — basic and diluted:
To Class A Shares	58,782,360	(281,612,076)	177,605,302	25,015,184
To Class B Shares	29,924,396	(143,541,105)	91,711,006	12,917,224
Basic and diluted earnings(loss) per share:
To Class A Shares	0.86	(4.13)	2.64	0.37
To Class B Shares	0.86	(4.13)	2.64	0.37

In November 2022, the Group received 870,908 Class A ordinary shares as a portion of repurchase consideration for the repurchase of Urban Hotel Group, were excluded in the computation of basic and diluted earnings per shares for the year ended December 31, 2022 upon the completion of the disposition of Urban Hotel Group.